INCOME TAX - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 5,076	$ 4,391
Decreases for tax positions in prior years		(1,000)
Increases for tax positions related to current year	4,464	1,685
Balance at December 31	$ 9,540	$ 5,076